Distribution Date:	01/12/22	COMM 2015-LC19 Mortgage Trust
Determination Date:	01/06/22
Next Distribution Date:	02/11/22
Record Date:	12/31/21	Commercial Mortgage Pass-Through Certificates
Series 2015-LC19

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			Valerie Nichols	(913) 253-9000
Exchangeable Certificate Factor Detail	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210
Additional Information	7	Special Servicer	Midland Loan Services
Bond / Collateral Reconciliation - Cash Flows	8		Valerie Nichols	(913) 253-9000
Bond / Collateral Reconciliation - Balances	9		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	10-14	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 1)	15-17		David Rodgers	(212) 230-9025
Mortgage Loan Detail (Part 2)	18-20		600 Third Avenue, 40th Floor | New York, NY 10016
Principal Prepayment Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Collateral Stratification and Historical Detail	24
		Controlling Class	Eightfold Real Estate Capital, L.P.
Specially Serviced Loan Detail - Part 1	25	Representative
Specially Serviced Loan Detail - Part 2	26		-
Modified Loan Detail	27
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	200474AX2	1.399000%	50,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	200474AY0	2.793000%	45,000,000.00	3,307,866.72	0.00	7,699.06	0.00	0.00	7,699.06	3,307,866.72	32.72%	30.00%
A-SB	200474AZ7	3.040000%	81,648,000.00	48,180,499.02	1,325,195.99	122,057.26	0.00	0.00	1,447,253.25	46,855,303.03	32.72%	30.00%
A-3	200474BB9	2.922000%	300,000,000.00	300,000,000.00	0.00	730,500.00	0.00	0.00	730,500.00	300,000,000.00	32.72%	30.00%
A-4	200474BC7	3.183000%	518,619,000.00	518,619,000.00	0.00	1,375,636.90	0.00	0.00	1,375,636.90	518,619,000.00	32.72%	30.00%
A-M	200474BE3	3.527000%	74,712,000.00	74,712,000.00	0.00	219,591.02	0.00	0.00	219,591.02	74,712,000.00	26.93%	24.75%
B	200474BF0	3.829000%	107,287,000.00	107,287,000.00	0.00	342,334.94	0.00	0.00	342,334.94	107,287,000.00	18.62%	17.21%
C	200474BH6	4.230858%	65,762,000.00	65,762,000.00	0.00	231,858.08	0.00	0.00	231,858.08	65,762,000.00	13.53%	12.59%
D	200474AE4	2.867000%	70,656,000.00	70,656,000.00	0.00	168,808.96	0.00	0.00	168,808.96	70,656,000.00	8.06%	7.63%
E	200474AG9	4.230858%	33,799,000.00	33,799,000.00	0.00	119,165.65	0.00	0.00	119,165.65	33,799,000.00	5.44%	5.25%
F	200474AJ3	4.230858%	14,231,000.00	14,231,000.00	0.00	50,174.45	0.00	0.00	50,174.45	14,231,000.00	4.34%	4.25%
G	200474AL8	4.230858%	14,544,000.00	14,544,000.00	0.00	51,278.00	0.00	0.00	51,278.00	14,544,000.00	3.21%	3.23%
H*	200474AN4	4.230858%	45,937,880.00	41,434,845.95	0.00	100,628.50	0.00	0.00	100,628.50	41,434,845.95	0.00%	0.00%
V	200474AQ7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	200474AS3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	200474AU8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,423,095,883.00	1,292,533,211.69	1,325,195.99	3,519,732.82	0.00	0.00	4,844,928.81	1,291,208,015.70

Notional Certificates
X-A	200474BD5	1.112187%	1,070,879,000.00	944,819,365.74	0.00	875,679.69	0.00	0.00	875,679.69	943,494,169.75
X-B	200474AA2	0.249144%	173,049,000.00	173,049,000.00	0.00	35,928.46	0.00	0.00	35,928.46	173,049,000.00
X-C	200474AC8	1.363858%	70,656,000.00	70,656,000.00	0.00	80,303.97	0.00	0.00	80,303.97	70,656,000.00
Notional SubTotal			1,314,584,000.00	1,188,524,365.74	0.00	991,912.12	0.00	0.00	991,912.12	1,187,199,169.75

Deal Distribution Total					1,325,195.99	4,511,644.94	0.00	0.00	5,836,840.93

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	200474AX2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	200474AY0	73.50814933	0.00000000	0.17109022	0.00000000	0.00000000	0.00000000	0.00000000	0.17109022	73.50814933
A-SB	200474AZ7	590.10017416	16.23059952	1.49492039	0.00000000	0.00000000	0.00000000	0.00000000	17.72551991	573.86957464
A-3	200474BB9	1,000.00000000	0.00000000	2.43500000	0.00000000	0.00000000	0.00000000	0.00000000	2.43500000	1,000.00000000
A-4	200474BC7	1,000.00000000	0.00000000	2.65250000	0.00000000	0.00000000	0.00000000	0.00000000	2.65250000	1,000.00000000
A-M	200474BE3	1,000.00000000	0.00000000	2.93916667	0.00000000	0.00000000	0.00000000	0.00000000	2.93916667	1,000.00000000
B	200474BF0	1,000.00000000	0.00000000	3.19083337	0.00000000	0.00000000	0.00000000	0.00000000	3.19083337	1,000.00000000
C	200474BH6	1,000.00000000	0.00000000	3.52571515	0.00000000	0.00000000	0.00000000	0.00000000	3.52571515	1,000.00000000
D	200474AE4	1,000.00000000	0.00000000	2.38916667	0.00000000	0.00000000	0.00000000	0.00000000	2.38916667	1,000.00000000
E	200474AG9	1,000.00000000	0.00000000	3.52571526	0.00000000	0.00000000	0.00000000	0.00000000	3.52571526	1,000.00000000
F	200474AJ3	1,000.00000000	0.00000000	3.52571499	0.00000000	0.00000000	0.00000000	0.00000000	3.52571499	1,000.00000000
G	200474AL8	1,000.00000000	0.00000000	3.52571507	0.00000000	0.00000000	0.00000000	0.00000000	3.52571507	1,000.00000000
H	200474AN4	901.97557985	0.00000000	2.19053426	0.98957462	25.82346225	0.00000000	0.00000000	2.19053426	901.97557985
V	200474AQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	200474AS3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	200474AU8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	200474BD5	882.28396088	0.00000000	0.81772048	0.00000000	0.00000000	0.00000000	0.00000000	0.81772048	881.04647654
X-B	200474AA2	1,000.00000000	0.00000000	0.20762015	0.00000000	0.00000000	0.00000000	0.00000000	0.20762015	1,000.00000000
X-C	200474AC8	1,000.00000000	0.00000000	1.13654849	0.00000000	0.00000000	0.00000000	0.00000000	1.13654849	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	12/01/21 - 12/30/21	30	0.00	7,699.06	0.00	7,699.06	0.00	0.00	0.00	7,699.06	0.00
A-SB	12/01/21 - 12/30/21	30	0.00	122,057.26	0.00	122,057.26	0.00	0.00	0.00	122,057.26	0.00
A-3	12/01/21 - 12/30/21	30	0.00	730,500.00	0.00	730,500.00	0.00	0.00	0.00	730,500.00	0.00
A-4	12/01/21 - 12/30/21	30	0.00	1,375,636.90	0.00	1,375,636.90	0.00	0.00	0.00	1,375,636.90	0.00
A-M	12/01/21 - 12/30/21	30	0.00	219,591.02	0.00	219,591.02	0.00	0.00	0.00	219,591.02	0.00
B	12/01/21 - 12/30/21	30	0.00	342,334.94	0.00	342,334.94	0.00	0.00	0.00	342,334.94	0.00
C	12/01/21 - 12/30/21	30	0.00	231,858.08	0.00	231,858.08	0.00	0.00	0.00	231,858.08	0.00
D	12/01/21 - 12/30/21	30	0.00	168,808.96	0.00	168,808.96	0.00	0.00	0.00	168,808.96	0.00
E	12/01/21 - 12/30/21	30	0.00	119,165.65	0.00	119,165.65	0.00	0.00	0.00	119,165.65	0.00
F	12/01/21 - 12/30/21	30	0.00	50,174.45	0.00	50,174.45	0.00	0.00	0.00	50,174.45	0.00
G	12/01/21 - 12/30/21	30	0.00	51,278.00	0.00	51,278.00	0.00	0.00	0.00	51,278.00	0.00
H	12/01/21 - 12/30/21	30	1,140,816.15	146,087.46	0.00	146,087.46	45,458.96	0.00	0.00	100,628.50	1,186,275.11
X-A	12/01/21 - 12/30/21	30	0.00	875,679.69	0.00	875,679.69	0.00	0.00	0.00	875,679.69	0.00
X-B	12/01/21 - 12/30/21	30	0.00	35,928.46	0.00	35,928.46	0.00	0.00	0.00	35,928.46	0.00
X-C	12/01/21 - 12/30/21	30	0.00	80,303.97	0.00	80,303.97	0.00	0.00	0.00	80,303.97	0.00
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
LR	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			1,140,816.15	4,557,103.90	0.00	4,557,103.90	45,458.96	0.00	0.00	4,511,644.94	1,186,275.11

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	200474BE3	3.527000%	74,712,000.00	74,712,000.00	0.00	219,591.02	0.00	0.00	219,591.02	74,712,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	200474BF0	3.829000%	107,287,000.00	107,287,000.00	0.00	342,334.94	0.00	0.00	342,334.94	107,287,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	200474BH6	4.230858%	65,762,000.00	65,762,000.00	0.00	231,858.08	0.00	0.00	231,858.08	65,762,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			247,761,000.03	247,761,000.00	0.00	793,784.04	0.00	0.00	793,784.04	247,761,000.00

Exchangeable Certificate Details
PEZ	200474BG8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEZ	200474BG8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

	Additional Information
Total Available Distribution Amount (1)	5,836,840.93
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,724,987.74	Master Servicing Fee	10,389.93
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,561.65
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	556.51
ARD Interest	0.00	Operating Advisor Fee	1,472.25
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,724,987.74	Total Fees	15,980.34

Principal		Expenses/Reimbursements
Scheduled Principal	1,325,195.99	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	32,970.51
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	11,117.58
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,370.87
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,325,195.99	Total Expenses/Reimbursements	45,458.96

		Interest Reserve Deposit	151,903.46

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,511,644.94
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,325,195.99
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,836,840.93
Total Funds Collected	6,050,183.73	Total Funds Distributed	6,050,183.69

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,292,533,211.69	1,292,533,211.69	Beginning Certificate Balance	1,292,533,211.69
(-) Scheduled Principal Collections	1,325,195.99	1,325,195.99	(-) Principal Distributions	1,325,195.99
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,291,208,015.70	1,291,208,015.70	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,294,564,952.96	1,294,564,952.96	Ending Certificate Balance	1,291,208,015.70
Ending Actual Collateral Balance	1,293,335,796.57	1,293,335,796.57

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.23%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	287,592,650.10	22.27%	34	4.0808	NAP	Defeased	14	287,592,650.10	22.27%	34	4.0808	NAP
	7,499,999 or less	15	68,886,836.39	5.34%	35	4.5840	1.847355	1.39 or less	20	517,745,563.20	40.10%	35	4.3636	0.976365
7,500,000 to 14,999,999		8	70,374,205.79	5.45%	29	4.5810	1.311655	1.40 to 1.44	1	8,899,238.43	0.69%	35	4.4400	1.400000
15,000,000 to 24,999,999		5	102,291,438.49	7.92%	36	4.5987	0.733073	1.45 to 1.54	3	30,593,751.32	2.37%	36	4.5238	1.480000
25,000,000 to 49,999,999		10	363,044,066.17	28.12%	38	4.3205	1.412971	1.55 to 1.99	13	286,326,137.26	22.18%	34	4.3669	1.767990
50,000,000 to 74,999,999		2	109,085,312.94	8.45%	36	4.3036	0.919752	2.00 to 2.49	3	55,061,309.36	4.26%	55	4.7066	2.247763
	75,000,000 or greater	3	289,933,505.82	22.45%	34	4.0046	3.589887	2.50 to 2.99	1	4,701,319.10	0.36%	35	4.3500	2.850000
	Totals	57	1,291,208,015.70	100.00%	35	4.2450	1.929240	3.00 or greater	2	100,288,046.93	7.77%	36	3.3952	7.399196
								Totals	57	1,291,208,015.70	100.00%	35	4.2450	1.929240
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	29	287,592,650.10	22.27%	34	4.0808	NAP	Virginia	1	2,531,025.15	0.20%	36	4.3000	1.270000
Alabama	3	3,647,797.73	0.28%	35	4.4500	1.360000	Washington	2	67,292,177.25	5.21%	52	4.7288	1.291690
Arizona	1	2,866,222.31	0.22%	37	4.7500	0.600000	Wisconsin	2	8,936,525.56	0.69%	36	4.4745	2.093885
Arkansas	9	18,539,213.38	1.44%	36	4.3204	1.659770	Totals	137	1,291,208,015.70	100.00%	35	4.2450	1.929240
California	7	208,889,590.44	16.18%	36	4.3216	1.250699
									Property Type³
Colorado	3	28,764,919.74	2.23%	36	4.4914	1.390387
Connecticut	1	36,515,028.46	2.83%	36	4.2100	1.030000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	1	1,998,046.93	0.15%	35	4.8815	4.900000		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	2	30,159,981.31	2.34%	37	4.4000	0.529652	Defeased	29	287,592,650.10	22.27%	34	4.0808	NAP
Indiana	7	25,225,262.81	1.95%	36	4.3695	1.764587	Lodging	19	215,033,048.59	16.65%	36	4.3393	0.748924
Iowa	4	17,191,758.00	1.33%	35	4.4111	1.790761	Mixed Use	4	161,059,829.42	12.47%	42	3.8652	5.307622
Kansas	9	14,262,191.60	1.10%	36	4.3956	1.687029	Mobile Home Park	1	7,759,295.98	0.60%	36	4.5700	1.080000
Kentucky	2	2,616,898.37	0.20%	35	4.4500	1.360000	Multi-Family	3	63,632,044.49	4.93%	36	4.4457	1.112754
Maryland	2	107,189,238.43	8.30%	36	3.4543	6.947707	Office	8	223,467,296.95	17.31%	35	4.3978	1.449829
Minnesota	6	59,674,805.47	4.62%	36	4.5152	1.163035	Retail	71	322,444,648.32	24.97%	33	4.3570	1.585854
Missouri	13	35,218,081.05	2.73%	35	4.4228	1.677675	Self Storage	2	10,219,201.85	0.79%	36	4.4973	1.787644
Nebraska	1	1,352,857.16	0.10%	35	4.4500	1.360000	Totals	137	1,291,208,015.70	100.00%	35	4.2450	1.929240
New York	3	137,159,169.85	10.62%	29	4.3807	1.633991
Ohio	4	17,111,209.63	1.33%	35	4.3627	1.812406
Oklahoma	6	27,815,558.57	2.15%	34	4.2208	0.122383
Pennsylvania	1	5,178,222.71	0.40%	36	4.5535	1.330000
South Dakota	1	1,149,849.28	0.09%	35	4.4500	1.360000
Tennessee	9	20,257,641.34	1.57%	36	4.3055	1.642652
Texas	7	117,852,870.28	9.13%	35	4.3286	1.267358
Utah	1	4,219,222.78	0.33%	36	4.6500	2.410000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	287,592,650.10	22.27%	34	4.0808	NAP	Defeased	14	287,592,650.10	22.27%	34	4.0808	NAP
	4.4999% or less	22	732,910,181.49	56.76%	35	4.1596	2.158876	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	14	186,660,053.14	14.46%	35	4.5758	1.223404	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75000% or greater	7	84,045,130.97	6.51%	43	4.8175	1.642683	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	57	1,291,208,015.70	100.00%	35	4.2450	1.929240	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	43	1,003,615,365.60	77.73%	36	4.2921	1.941663
								Totals	57	1,291,208,015.70	100.00%	35	4.2450	1.929240
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	287,592,650.10	22.27%	34	4.0808	NAP	Defeased	14	287,592,650.10	22.27%	34	4.0808	NAP
	60 months or less	43	1,003,615,365.60	77.73%	36	4.2921	1.941663	Interest Only	11	380,407,664.00	29.46%	37	4.1069	3.191427
	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	121 months or less	5	34,120,174.70	2.64%	36	4.8146	1.426803
	85 to 120 months	0	0.00	0.00%	0	0.0000	0.000000	241 months or more	27	589,087,526.90	45.62%	35	4.3814	1.164439
	121 months or more	0	0.00	0.00%	0	0.0000	0.000000	Totals	57	1,291,208,015.70	100.00%	35	4.2450	1.929240
	Totals	57	1,291,208,015.70	100.00%	35	4.2450	1.929240
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	14	287,592,650.10	22.27%	34	4.0808	NAP				None
Underwriter's Information		4	123,894,023.95	9.60%	36	4.3285	1.652719
	12 months or less	36	863,494,291.26	66.87%	36	4.2833	1.995542
	13 to 24 months	3	16,227,050.39	1.26%	36	4.4838	1.280690
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	57	1,291,208,015.70	100.00%	35	4.2450	1.929240
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
01A3	30308692	OF	Cambridge	MA	Actual/360	4.020%	124,620.00	0.00	0.00	N/A	10/06/24	--	36,000,000.00	36,000,000.00	01/06/22
01A4	30308693	OF	Cambridge	MA	Actual/360	4.020%	124,620.00	0.00	0.00	N/A	10/06/24	--	36,000,000.00	36,000,000.00	01/06/22
01A5	30308694	OF	Cambridge	MA	Actual/360	4.020%	124,620.00	0.00	0.00	N/A	10/06/24	--	36,000,000.00	36,000,000.00	01/06/22
01A6	30308695	OF	Cambridge	MA	Actual/360	4.020%	124,620.00	0.00	0.00	N/A	10/06/24	--	36,000,000.00	36,000,000.00	01/06/22
2	30308837	RT	Brooklyn	NY	Actual/360	4.277%	386,712.08	0.00	0.00	N/A	09/06/24	--	105,000,000.00	105,000,000.00	01/06/22
3	30308838	MU	Rockville	MD	Actual/360	3.365%	284,808.93	0.00	0.00	01/06/25	06/06/26	--	98,290,000.00	98,290,000.00	01/06/22
4	30294632	OF	Los Angeles	CA	Actual/360	4.400%	328,839.14	146,883.72	0.00	N/A	12/06/24	--	86,790,389.54	86,643,505.82	01/06/22
5	30308839	LO	San Diego	CA	Actual/360	4.120%	200,463.20	114,370.33	0.00	N/A	01/06/25	--	56,503,877.80	56,389,507.47	01/06/22
6	30308824	LO	Various	MN	Actual/360	4.500%	204,585.45	100,439.11	0.00	N/A	01/06/25	--	52,796,244.58	52,695,805.47	01/06/22
7	30294846	Various Various		NJ	Actual/360	3.571%	169,126.53	0.00	0.00	01/06/25	01/06/35	--	55,000,000.00	55,000,000.00	01/06/22
8	30308840	OF	Houston	TX	Actual/360	4.328%	173,872.86	74,385.62	0.00	N/A	01/06/25	--	46,653,620.58	46,579,234.96	01/06/22
9	30294796	OF	San Diego	CA	Actual/360	4.300%	145,460.55	77,231.60	0.00	N/A	01/06/25	--	39,284,168.83	39,206,937.23	01/06/22
10	30308841	MU	Seattle	WA	Actual/360	4.750%	178,152.05	0.00	0.00	N/A	01/06/27	--	43,555,000.00	43,555,000.00	01/06/22
11	30308828	RT	Various	Various	Actual/360	4.220%	156,765.83	0.00	0.00	01/01/25	01/01/30	--	43,139,962.00	43,139,962.00	01/01/22
12	30308869	RT	Brookfield	CT	Actual/360	4.210%	132,641.73	72,990.69	0.00	N/A	01/06/25	--	36,588,019.15	36,515,028.46	01/06/22
13	30308842	RT	Various	Various	Actual/360	4.450%	144,921.27	51,856.46	0.00	N/A	12/06/24	--	37,819,251.04	37,767,394.58	01/06/22
14	30308829	RT	Various	Various	Actual/360	4.220%	128,780.31	0.00	0.00	01/01/25	01/01/30	--	35,438,702.00	35,438,702.00	01/01/22
15	30308843	LO	Dallas	TX	Actual/360	3.900%	101,428.40	63,655.47	0.00	N/A	12/06/24	--	30,202,004.54	30,138,349.07	01/06/22
16	30308844	LO	Seattle	WA	Actual/360	4.690%	96,042.23	43,827.74	0.00	N/A	01/06/25	--	23,781,004.99	23,737,177.25	10/06/20
17	30308845	OF	Lake Katrine	NY	Actual/360	4.630%	96,617.33	39,580.34	0.00	N/A	11/06/24	--	24,233,426.58	24,193,846.24	01/06/22
18	30308825	MF	Richardson	TX	Actual/360	4.500%	97,796.89	34,447.98	0.00	N/A	11/06/24	--	25,237,905.85	25,203,457.87	01/06/22
19	30308826	LO	Various	OK	Actual/360	4.200%	92,225.00	0.00	0.00	N/A	11/06/24	--	25,500,000.00	25,500,000.00	11/06/21
21	30308830	MF	Edwardsville	IL	Actual/360	4.400%	75,333.08	38,239.49	0.00	N/A	02/01/25	--	19,882,629.81	19,844,390.32	06/01/19
22	30308831	MF	Charlotte	NC	Actual/360	4.310%	79,087.45	29,913.49	0.00	N/A	01/01/25	--	21,309,394.89	21,279,481.40	01/01/22
23	30294684	MF	Temple Hills	MD	Actual/360	4.690%	79,373.43	29,414.32	0.00	N/A	12/06/24	--	19,653,645.16	19,624,230.84	01/06/22
24	30308846	LO	Various	TX	Actual/360	4.870%	67,105.37	69,981.67	0.00	N/A	01/06/25	--	16,001,810.05	15,931,828.38	01/06/22
25	30308847	MF	Denver	CO	Actual/360	4.421%	70,846.74	25,537.67	0.00	N/A	01/06/25	--	18,609,733.97	18,584,196.30	01/06/22
26	30308848	MU	Miami	FL	Actual/360	4.450%	67,143.12	27,304.15	0.00	N/A	01/06/25	--	17,521,944.70	17,494,640.55	01/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
27	30294769	MU	Geneva	IL	Actual/360	4.400%	39,160.37	19,989.51	0.00	N/A	01/06/25	--	10,335,580.50	10,315,590.99	01/06/22
28	30294725	OF	Warrensville Heights	OH	Actual/360	4.408%	36,803.78	18,833.15	0.00	N/A	12/06/24	--	9,695,977.46	9,677,144.31	01/06/22
29	30308849	RT	Victorville	CA	Actual/360	4.500%	38,890.43	16,591.61	0.00	N/A	01/06/25	--	10,036,238.71	10,019,647.10	01/06/22
30	30308827	MF	Stone Mountain	GA	Actual/360	4.500%	37,763.40	16,198.59	0.00	N/A	12/06/24	--	9,745,393.57	9,729,194.98	01/06/22
31	30308850	RT	Various	Various	Actual/360	4.850%	31,695.62	41,275.23	0.00	N/A	02/06/25	--	7,589,240.60	7,547,965.37	01/06/22
32	30294726	MU	Hagerstown	MD	Actual/360	4.440%	34,090.62	17,228.28	0.00	N/A	12/06/24	--	8,916,466.71	8,899,238.43	01/06/22
34	30308852	RT	Woodside	NY	Actual/360	4.990%	34,286.59	13,972.37	0.00	N/A	01/06/20	--	7,979,295.98	7,965,323.61	03/06/20
35	30294776	MH	Porterville	CA	Actual/360	4.570%	30,592.51	14,617.98	0.00	N/A	01/06/25	--	7,773,913.96	7,759,295.98	01/06/22
36	30308853	RT	Springfield	MO	Actual/360	4.630%	32,653.08	0.00	0.00	11/06/24	11/06/44	--	8,190,000.00	8,190,000.00	01/06/22
37	30308854	OF	Madison	WI	Actual/360	4.480%	28,155.59	11,308.61	0.00	N/A	01/06/25	--	7,298,395.19	7,287,086.58	01/06/22
38	30294602	MF	Lawrenceville	GA	Actual/360	4.550%	25,580.10	10,096.14	0.00	N/A	11/06/24	--	6,528,773.21	6,518,677.07	01/06/22
39	30308855	RT	Owatonna	MN	Actual/360	4.630%	27,824.89	0.00	0.00	11/06/24	11/06/44	--	6,979,000.00	6,979,000.00	01/06/22
41	30308857	RT	Evansville	IN	Actual/360	4.690%	25,443.25	0.00	0.00	12/06/24	12/06/44	--	6,300,000.00	6,300,000.00	01/06/22
42	30308832	SS	Centennial	CO	Actual/360	4.390%	22,712.95	8,297.61	0.00	N/A	01/01/25	--	6,008,276.68	5,999,979.07	01/01/22
43	30308858	OF	Philadelphia	PA	Actual/360	4.553%	20,339.87	9,105.07	0.00	N/A	01/06/25	--	5,187,327.78	5,178,222.71	01/06/22
44	30308833	LO	Kansas City	MO	Actual/360	4.400%	16,953.01	12,811.28	0.00	N/A	01/01/25	--	4,474,400.93	4,461,589.65	01/01/22
45	30308859	OF	San Rafael	CA	Actual/360	4.350%	17,644.96	9,236.88	0.00	N/A	12/06/24	--	4,710,555.98	4,701,319.10	01/06/22
46	30294831	Various Various		TX	Actual/360	4.757%	18,427.87	8,197.67	0.00	N/A	01/06/25	--	4,498,657.17	4,490,459.50	01/06/22
47	30308860	RT	Muscatine	IA	Actual/360	4.630%	19,954.66	0.00	0.00	11/06/24	11/06/44	--	5,005,000.00	5,005,000.00	01/06/22
48	30308861	LO	Limon	CO	Actual/360	4.950%	17,868.23	11,215.80	0.00	N/A	01/06/25	--	4,191,960.17	4,180,744.37	01/06/22
49	30308862	RT	Petaluma	CA	Actual/360	4.700%	16,905.68	7,729.62	0.00	N/A	12/06/24	--	4,177,107.36	4,169,377.74	01/06/22
50	30308863	SS	North Salt Lake	UT	Actual/360	4.650%	16,921.69	6,797.60	0.00	N/A	01/06/25	--	4,226,020.38	4,219,222.78	01/06/22
53	30308866	MH	Fontana	CA	Actual/360	4.500%	14,652.63	5,868.13	0.00	N/A	12/06/24	--	3,781,323.08	3,775,454.95	01/06/22
54	30308834	RT	Winter Garden	FL	Actual/360	4.380%	13,542.63	6,065.89	0.00	N/A	01/01/25	--	3,590,621.69	3,584,555.80	01/01/22
55	30308867	RT	Gilbert	AZ	Actual/360	4.750%	11,744.95	5,208.59	0.00	N/A	02/06/25	--	2,871,430.90	2,866,222.31	01/06/22
56	30308868	RT	Sheldon	IA	Actual/360	4.630%	12,000.70	0.00	0.00	11/06/24	11/06/44	--	3,010,000.00	3,010,000.00	01/06/22
57	30308835	RT	Bluefield	VA	Actual/360	4.300%	9,390.28	4,985.74	0.00	N/A	01/01/25	--	2,536,010.89	2,531,025.15	01/01/22
58	30308836	MF	Taylors	SC	Actual/360	4.400%	7,956.73	4,061.53	0.00	N/A	01/01/25	--	2,100,016.54	2,095,955.01	01/01/22

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Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
59	30294724	LO	Bonita Springs	FL	Actual/360	4.882%	8,421.70	5,443.26	0.00	N/A	12/06/24	--	2,003,490.19	1,998,046.93 01/06/22
Totals							4,724,987.74	1,325,195.99	0.00				1,292,533,211.69	1,291,208,015.70
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
01A4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
01A5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
01A6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
2	23,382,496.61	24,198,411.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	24,601,783.58	25,047,067.18	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	8,905,590.18	8,723,903.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	931,843.92	3,469,038.88	11/01/20	10/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	(218,313.00)	4,604,672.54	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	4,791,788.22	4,280,426.45	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,040,892.85	3,810,008.85	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,837,601.58	4,752,523.04	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,276,091.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,178,761.93	5,378,997.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	21,249,736.00	10,622,984.40	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,705,035.00	2,696,318.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	(801,693.07)	2,696,254.02	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	(1,182,827.56)	(714,616.73)	01/01/21	06/30/21	12/06/21	3,480,914.56	222,854.00	125,613.93	1,873,666.32	521,925.54	0.00
17	2,646,126.69	2,633,701.87	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,026,444.19	2,612,564.78	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	(126,895.03)	212,650.20	01/01/21	06/30/21	--	0.00	0.00	91,996.63	181,258.96	0.00	0.00
21	24,555.61	251,373.03	11/01/20	10/31/21	09/07/21	5,009,743.63	494,744.24	94,338.66	3,019,294.14	700,818.92	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,358,006.95	1,896,532.93	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,846,033.06	1,751,756.69	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	1,100,866.98	968,806.66	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,190,170.30	1,412,774.26	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,013,442.98	1,187,849.78	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,323,224.81	1,312,724.96	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	894,874.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	(226,191.20)	(187,566.40)	01/01/21	02/28/21	12/06/21	0.00	34,932.14	48,187.50	1,026,007.54	477,104.89	0.00
35	917,903.44	598,157.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	700,500.00	700,500.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,236,456.33	1,188,701.55	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	598,200.00	598,200.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	574,999.92	574,999.92	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	521,792.00	509,920.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	671,598.61	511,290.22	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	587,432.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	872,930.45	984,134.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	429,000.00	429,000.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	230,386.12	447,067.55	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	546,272.61	595,486.76	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	626,120.02	718,498.70	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	136,415.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	258,000.00	258,000.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	259,000.35	260,712.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
59	271,460.27	912,767.53	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	122,207,914.73	122,906,595.51				8,490,658.19	752,530.38	360,136.72	6,100,226.96	1,699,849.35	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/12/22	1	25,500,000.00	0	0.00	2	43,581,567.57	1	7,965,323.61	0	0.00	0	0.00	0	0.00	0	0.00	4.245025%	4.230532%	35
12/10/21	0	0.00	0	0.00	2	43,663,634.80	1	7,979,295.98	0	0.00	0	0.00	0	0.00	0	0.00	4.245216%	4.230720%	36
11/15/21	0	0.00	0	0.00	2	43,750,899.01	1	7,994,311.93	0	0.00	0	0.00	0	0.00	0	0.00	4.245418%	4.230920%	37
10/13/21	0	0.00	0	0.00	2	43,832,304.65	2	8,008,160.27	0	0.00	1	25,500,000.00	0	0.00	1	8,368,385.54	4.245607%	4.231106%	38
09/13/21	0	0.00	0	0.00	2	43,918,931.02	2	17,242,399.22	0	0.00	0	0.00	0	0.00	0	0.00	4.247934%	4.233317%	39
08/12/21	0	0.00	1	9,234,134.71	2	43,999,680.14	2	17,270,916.75	0	0.00	0	0.00	0	0.00	0	0.00	4.248120%	4.233501%	40
07/12/21	0	0.00	1	9,248,869.20	2	44,080,113.79	2	17,299,317.87	0	0.00	0	0.00	0	0.00	0	0.00	4.248306%	4.233684%	41
06/11/21	0	0.00	1	9,264,711.84	2	44,165,803.09	2	17,329,881.80	0	0.00	0	0.00	0	0.00	0	0.00	4.248502%	4.233877%	42
05/12/21	0	0.00	0	0.00	2	44,245,587.69	2	17,358,042.20	0	0.00	0	0.00	0	0.00	0	0.00	4.248685%	4.234058%	43
04/12/21	2	13,577,334.21	0	0.00	2	44,330,651.25	2	17,388,374.11	0	0.00	0	0.00	0	0.00	0	0.00	4.248879%	4.234249%	44
03/12/21	0	0.00	0	0.00	2	44,409,791.78	2	17,416,295.73	0	0.00	0	0.00	0	0.00	0	0.00	4.249060%	4.234427%	45
02/12/21	0	0.00	0	0.00	2	44,505,461.23	2	17,450,987.49	0	0.00	0	0.00	0	0.00	0	0.00	4.249277%	4.234640%	46
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
16	30308844	10/06/20	14	6	125,613.93	1,873,666.32	1,502,760.14	24,400,812.38	06/09/20	13
19	30308826	11/06/21	1	1	91,996.63	181,258.96	0.00	25,500,000.00
21	30308830	06/01/19	30	6	94,338.66	3,019,294.14	1,073,005.26	21,002,773.65	07/18/19	13
34	30308852	03/06/20	21	5	48,187.50	1,026,007.54	584,941.12	8,271,086.02	01/02/20	2		03/06/20
Totals					360,136.72	6,100,226.96	3,160,706.52	79,174,672.05
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		7,965,324	0	0		7,965,324
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		948,076,450	898,839,273	49,237,177		0
37 - 48 Months		30,258,578	10,414,188	19,844,390		0
49 - 60 Months		141,845,000	141,845,000	0		0
> 60 Months		163,062,664	163,062,664	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-22	1,291,208,016	1,214,161,125	25,500,000	0	43,581,568	7,965,324
Dec-21	1,292,533,212	1,240,890,281	0	0	43,663,635	7,979,296
Nov-21	1,293,940,696	1,242,195,485	0	0	43,750,899	7,994,312
Oct-21	1,295,255,504	1,243,415,039	0	0	43,832,305	8,008,160
Sep-21	1,305,872,315	1,253,930,327	0	0	43,918,931	8,023,057
Aug-21	1,307,191,605	1,245,921,008	0	9,234,135	43,999,680	8,036,782
Jul-21	1,308,505,878	1,247,126,446	0	9,248,869	44,080,114	8,050,449
Jun-21	1,309,904,467	1,248,408,782	0	9,264,712	44,165,803	8,065,170
May-21	1,311,208,425	1,258,884,122	0	0	44,245,588	8,078,715
Apr-21	1,312,597,068	1,246,595,763	13,577,334	0	44,330,651	8,093,319
Mar-21	1,313,890,788	1,261,374,252	0	0	44,409,792	8,106,744
Feb-21	1,315,449,569	1,262,820,632	0	0	44,505,461	8,123,475
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
16	30308844	23,737,177.25	24,400,812.38	26,300,000.00	08/23/21	(715,054.74)	(0.43000)	06/30/21	01/06/25	275
21	30308830	19,844,390.32	21,002,773.65	27,500,000.00	11/14/19	200,973.03	0.15000	10/31/21	02/01/25	276
34	30308852	7,965,323.61	8,271,086.02	13,000,000.00	04/09/21	(205,748.40)	(0.36000)	02/28/21	01/06/20	275
Totals		51,546,891.18	53,674,672.05	66,800,000.00		(719,830.11)

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
16	30308844	LO	WA	06/09/20	13

12/15/2021: COVID Relief Request. Loan transferred to Special Servicer due to default. Collateral is a nine-story, 120 room full service Doubletree hotel in downtown Seattle. Property was built in 1916 and renovated in 2008. Hotel has 5,970 sf of meeting space, a restaurant/bar and fitness center. Hotel temporarily closed March 17, 2020. The Borrower has asked for unspecified debt service relief pending the reopening of the hotel. PreNegotiation Letter has been signed by Borrower and Borrower’s consultant . Outside Counsel has been engaged and Demand Letter sent. Substitution of Trustee document has been recorded. Notice of Default has been posted. Receiver was appointed by the Court in March 2021. Asset sale through Receiver resolution strategy is underwa y.
21	30308830	MF	IL	07/18/19	13

1/3/2022 - The loan was transferred to special servicing due to the Borrower not paying its expenses and the property manager threatening to abandon the property. The loan is secured by a 552 bed student housing property located in

Edwardsville, IL.

Mi dland has advanced funds to keep the utilities on and allow the property to get through the student turn process. Midland has engaged counsel and filed foreclosure and a motion for the appointment of receiver on

08/08/2019. The court granted the appoint ment of receiver on 08/12/2019. Midland got the guarantor to remit rents to the Lender to repay all the advances and fund the Receivers account. Midland is working with the receiver on a plan to increase leasing momentum and to address life safety issue s. Midland worked with the Receiver on a fitness center and study room remodel project. Midland worked with the Receiver and the Broker to take this property to market in January of

2021. Property was under contract for sale, but ultimately was unable t o close. Receiver focused on leasing the Property up for the 2021-2022 school year. The property was taken out to auction via Ten-X and is now under contract for sale. The closing date will be 30 days after court approval of the receivership sale, which i s expected to be around the middle of February.
34	30308852	RT	NY	01/02/20	2

1/05/21 – Loan transferred to Special Servicing on 1/02/20 for Imminent Default. The Loan matured 1/6/20. Subject collateral is a retail building with 3 units located in Woodside, NY. The property is a 24,500 SF, two story, masonry and steel building, con structed in 1964 and renovated in 2009. The first floor was previously occupied by an auto dealership/showroom and a small insurance company, but both are currently vacant (49% NRA) as of 9/30/19. The 2nd floor is the La Boom

Dance Club (51% NRA). Borro wer is also in default for failure to notify Lender of the dealership vacating, which is a Sweep Significant Tenant Trigger Event. Foreclosure has been filed and appointment of receiver is being sought, however, NY is currently under a foreclosure morator ium restricting foreclosures. A Motion for Summary Judgment has been filed and fully briefed, but awaiting court ruling.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
15	30308843	24,694,899.52	3.90000%	24,694,899.52 3.90000%		8	09/15/20	09/06/20	09/25/20
19	30308826	25,500,000.00	4.20000%	25,500,000.00 4.20000%		8	06/08/20	06/05/20	06/08/20
19	30308826	0.00	4.20000%	0.00	4.20000%	8	09/03/21	09/27/21	10/06/21
24	30308846	17,298,867.43	4.87000%	17,298,867.43 4.87000%		8	06/02/20	06/06/20	06/07/20
Totals		67,493,766.95		67,493,766.95
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
33	30308851 10/13/21	9,219,342.53	11,000,000.00	8,667,921.56	299,536.02	8,667,921.56	8,368,385.54	850,956.99	0.00	0.00	850,956.99	8.50%
51	30308864 06/12/20	4,226,239.04	4,400,000.00	2,064,612.84	1,530,461.08	2,064,612.84	534,151.76	3,692,087.28	0.00	40,010.22	3,652,077.06	79.65%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		13,445,581.57	15,400,000.00	10,732,534.40	1,829,997.10	10,732,534.40	8,902,537.30	4,543,044.27	0.00	40,010.22	4,503,034.05

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
33	30308851	10/13/21	0.00	0.00	850,956.99	0.00	0.00	850,956.99	0.00	0.00	850,956.99
51	30308864	02/12/21	0.00	0.00	3,652,077.06	0.00	0.00	6,296.50	0.00	0.00	3,652,077.06
		12/11/20	0.00	0.00	3,645,780.56	0.00	0.00	(46,306.72)	0.00	0.00
		06/12/20	0.00	0.00	3,692,087.28	0.00	0.00	3,692,087.28	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	4,503,034.05	0.00	0.00	4,503,034.05	0.00	0.00	4,503,034.05

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
16	0.00	0.00	5,119.52	0.00	0.00	14,043.07	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	4,280.29	0.00	0.00	18,927.44	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	1,370.87	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	1,717.77	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	11,117.58	0.00	1,370.87	32,970.51	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		45,458.96

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Supplemental Notes
None

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